Convertible Notes Payable	3 Months Ended
Aug. 31, 2025
Diamir Biosciences Corp [Member]
Convertible Notes Payable [Line Items]
CONVERTIBLE NOTES PAYABLE

NOTE 8 – CONVERTIBLE NOTES PAYABLE

Founders

Convertible notes payable consist of the following:

	August 31, 2025	May 31, 2025
Executive director	$1,034,735	$872,245
Former Chief Scientific Officer	87,578	85,417
Total	$1,122,313	$957,662

In the three months ended August 31, 2025, the Company amended its outstanding convertible note (“Note”) to one founder to reflect additional borrowings of $150,000 during the period. The Company estimates that the nominal interest rate on the Note is less than rates that may be obtained from third parties. The Company recorded a discount of $12,694 on the additional borrowing at an estimated effective rate of 9.5%, as an addition to paid-in capital. Other terms and conditions of the Note were not affected.

No payments of principal or interest on the notes are required prior to maturity. The notes call for interest at 4% per annum and are convertible at the option of the holder upon the Company’s next equity financing involving the Company’s sale of its equity securities to third party investors. Upon any conversion, all unpaid principal and accrued unpaid interest on the Notes will be exchanged for the Company’s securities at the lowest per unit price for securities sold to third parties in the next equity financing.

In addition, the Notes are due upon demand at the option of the holder when there is a liquidation event, which shall include:

(i)	The closing of the sale, lease, transfer or other disposition of all or substantially all of the assets of Company or the grant of any exclusive license to any material portion of the Company’s intellectual property;

(ii)	The consummation of the merger or consolidation of the Company with or into another entity (except a merger or consolidation in which the holders of capital stock of the Company immediately prior to such merger or consolidation continue to hold, directly or indirectly, at least fifty percent (50%) of the voting power of the capital stock of the Company or the surviving or acquiring entity);

(iii)	The closing of the transfer (whether by merger, consolidation or otherwise), in one transaction or a series of related transactions, to a person or group of affiliated persons (other than an underwriter of the Company’s securities), of the Company’s securities if, after such closing, such person or group of affiliated persons would hold, directly or indirectly, fifty percent (50%) or more of the outstanding voting stock of the Company (or the surviving or acquiring entity);

(iv)	An initial public offering of securities by Company or one of its subsidiaries; or

(v)	A liquidation, dissolution or winding up of the Company.

The Company estimates that the nominal interest rate on the Notes is less than rates that may be obtained from third parties. The Company has recorded discounts on the Notes, calculated at an estimated effective rate of 10%, as an addition to paid-in capital. Unamortized discounts presented as a deduction from the face amount of the Notes amounted to $93,567 and $96,332 as of August 31, 2025 and May 31, 2025, respectively.

Interest expense

Interest expense consists of the following in the three months ended August 31:

	2025	2024
Interest on notes	$11,886	$11,230
Amortization of discount	15,459	8,936
Total	$27,345	$20,166